Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accrued Expenses And Other Liabilities
Accrued expenses and other liabilities

	As of
	December 31, 2011	December 25, 2010
	(In millions)
Accrued compensation	$54.3	$87.3
Accrued excise taxes	246.2	221.5
Accrued interest	23.1	35.2
Accrued selling and marketing costs	117.3	92.8
Container liability	43.5	41.5
Accrued pension and postretirement benefits	10.1	8.8
Other	152.3	317.5
Accrued expenses and other liabilities	$646.8	$804.6